SIGNIFICANT ACCOUNTING POLICIES - DAC (Details)	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Mean (RTM) assumption		7.00%	9.00%
Average annual rate of return, gross	7.00%
Average annual rate of return, net	4.67%
Future annual rate of return, gross, maximum	15.00%
Future annual rate of return, net, maximum	12.67%
Future annual rate of return, gross, minimum	0.00%
Future annual rate of return, net, minimum	(2.33%)
Future annual rate of return assumption duration maximum	5 years
Assumed average investment yield excluding policy loans, high end	5.10%
Assumed average investment yield excluding policy loans, low end	4.50%
Period used In assumed average investment yield excluding policy loans	10 years